Goodwill and Intangible Assets, net (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended	10 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Impairment	$ (36,056)	$ (36,056)
Successor [Member]
Beginning balance
Acquisition of Legacy CXApp			44,122
Measurement Period Adjustments			671
Impairment			(36,056)
Ending balance	$ 8,737	$ 8,737	$ 8,737